Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 6,363	$ 514	$ 170,960	$ 265,649
Prepaid expenses and other current assets	40,914	31,275
Amounts due from subsidiaries	950	66
Total current assets	86,812	69,093
TOTAL ASSETS	383,530	389,846
Current liabilities:
Accrued expenses and other current liabilities	22,597	30,346
Total current liabilities	88,568	95,452
Equity:
Ordinary shares ($0.00002 par value; 50,000,000,000,000 shares authorized; 794,003,193 and 794,003,193 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	16	16
Additional paid-in capital	144,836	144,836
Accumulated other comprehensive income	16,159	35,578
Retained earnings	75,777	65,645
Total equity	259,046	268,333
TOTAL LIABILITIES AND EQUITY	383,530	389,846
Parent Company
Current assets:
Cash and cash equivalents		1		1
Prepaid expenses and other current assets	1,864	2,869
Amounts due from subsidiaries	126,648	125,662
Total current assets	128,512	128,532
Investment in subsidiaries	133,001	142,058
TOTAL ASSETS	261,513	270,590
Current liabilities:
Accrued expenses and other current liabilities	2,467	2,257
Total current liabilities	2,467	2,257
Equity:
Ordinary shares ($0.00002 par value; 50,000,000,000,000 shares authorized; 794,003,193 and 794,003,193 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	16	16
Additional paid-in capital	144,836	144,836
Accumulated other comprehensive income	16,159	35,578
Retained earnings	98,035	87,903
Total equity	259,046	268,333	$ 293,628	$ 314,079
TOTAL LIABILITIES AND EQUITY	$ 261,513	$ 270,590